Fees Summary	Jul. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,320,800
Previously Paid Amount	0.00
Total Fee Amount	2,115.80
Total Offset Amount	0.00
Net Fee	2,115.80
Narrative - Max Aggregate Offering Price	$ 15,320,800
Final Prospectus	true